Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenues:
Revenues		$ 29,000	$ 43,000	$ 420,000
Operating expenses:
Research and development	822,000	2,802,000	6,655,000	19,155,000
General and administrative	4,214,000	1,582,000	5,392,000	6,718,000
Total operating expenses	5,036,000	4,384,000	12,047,000	25,873,000
Operating loss	(5,036,000)	(4,355,000)	(12,004,000)	(25,453,000)
Other income (expense):
Foreign exchange gains (losses)	(8,000)	1,000	(54,000)	(414,000)
Gain on deconsolidation of subsidiary	4,947,000
Interest income	6,000	2,000	12,000	266,000
Other income, net	10,000	52,000	52,000	50,000
Total other income (expense), net	4,955,000	55,000	10,000	(98,000)
Loss before taxes	(81,000)	(4,300,000)	(11,994,000)	(25,551,000)
Income tax benefit		1,354,000	782,000	2,996,000
Net loss	(81,000)	(2,946,000)	(11,212,000)	(22,555,000)
Dividend on convertible exchangeable preferred shares				(201,000)
Net loss applicable to common shareholders	$ (81,000)	$ (2,946,000)	$ (11,212,000)	$ (22,756,000)
Basic and diluted earnings per common share:
Earnings Per Share, Diluted	$ (0.22)	$ (545.33)	$ (502.46)	$ (6,419.07)
Clinical Trial Supply [Member]
Revenues:
Revenues		$ 29,000	$ 43,000	$ 420,000